                                  BALANCED PORTFOLIO
                     (A PORTFOLIO OF AHA INVESTMENT FUNDS, INC.)

      SUPPLEMENT DATED OCTOBER 1, 1997 TO THE PROSPECTUS DATED OCTOBER 31, 1996
                          AS SUPPLEMENTED DECEMBER 16, 1996

    Effective as of October 1, 1997, Avatar Investors Associates Corp. ("Avatar") no longer serves as an investment manager of the Balanced Portfolio. The assets of the Balanced Portfolio that were managed by Avatar will be allocated to the Balanced Portfolio's remaining investment managers, Cambiar Investors, Inc. and Western Asset Management Company.

                                  BALANCED PORTFOLIO
                     (A PORTFOLIO OF AHA INVESTMENT FUNDS, INC.)

                       SUPPLEMENT DATED OCTOBER 1, 1997 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 1996
                          AS SUPPLEMENTED DECEMBER 16, 1996

    Effective as of October 1, 1997, Avatar Investors Associates Corp. ("Avatar") no longer serves as an investment manager of the Balanced Portfolio. The assets of the Balanced Portfolio that were managed by Avatar will be allocated to the Balanced Portfolio's remaining investment managers, Cambiar Investors, Inc. and Western Asset Management Company.